Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	SCHMID Group N.V.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001987240
Amendment Flag	false